STOCKHOLDERS EQUITY - Summary of the stock options (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY
Beginning Balance		3,548,000	2,850,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			32,250,000	2,648,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			(500,000)	(1,950,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period
Balance outstanding		35,298,000	3,548,000	2,850,000
Options Exercisable		33,055,067
Options expected to vest		2,242,933
Beginning Balance at December 31, 2012 (in dollars per share)		$ 1.11	$ 0.60
Granted			$ 0.39	$ 1.36
Exercised
Forfeited			$ 0.81	$ 0.41
Cancelled
Balance outstanding at June 30, 2013 (in dollars per share)		$ 0.46	$ 1.11	$ 0.60
Options Exercisable		$ 0.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.25	$ 0.36
Beginning Balance at December 31, 2012		8 years 5 months	9 years 5 months
Granted			10 years	8 years 11 months
Forfeited			8 years 7 months	8 years 9 months
Balance outstanding		9 years 2 months	8 years 5 months	9 years 5 months